Provisions and other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of provisions and other non-current liabilities
The below table provides details related to Provisions and other non-current liabilities as of December 31, 2025 and 2024.

($ millions)	Note	2025	2024
Accrued liability for employee benefits:
Defined benefit pension plans	22	210	198
Other post-employment benefits	22	206	208
Other long-term employee benefits and deferred compensation		232	205
Provisions for litigation and other legal matters		—	—
Contingent consideration	17	160	96
Deferred income		91	86
Other non-current liabilities		40	32
Total provisions and other non-current liabilities		939	825

Disclosure of details of non-current product liabilities and other legal matter provisions

($ millions)	2025	2024	2023
January 1	4	6	206
Additions to provisions	25	15	3
Cash payments	(9)	(13)	(201)
Releases of provisions	(2)	(4)	(2)
December 31	18	4	6
Less current portion	(18)	(4)	(6)
Non-current provisions for litigation and other legal matters at December 31	—	—	—